N-4	Sep. 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	Sep. 01, 2026
Amendment Flag	false
L V I P M F S International Growth Fund Standard Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund, Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%	[1]
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.73%

[1]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place and reflect temporary fee reductions under such an arrangement.